Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Basic-
Net income (loss) attributable to NHI shareholders	¥ (100,442)	¥ 219,343	¥ 239,617
Weighted average number of shares outstanding	3,359,564,840	3,474,593,441	3,560,775,652
Net income (loss) attributable to NHI shareholders per share	¥ (29.9)	¥ 63.13	¥ 67.29
Diluted-
Net income (loss) attributable to NHI shareholders	¥ (100,525)	¥ 219,266	¥ 239,475
Weighted average number of shares outstanding	3,359,566,740	3,543,602,532	3,647,729,909
Net income (loss) attributable to NHI shareholders per share	¥ (29.92)	¥ 61.88	¥ 65.65